Provisions	12 Months Ended
Dec. 31, 2025
Disclosure Of Provisions [Abstract]
Provisions
Note 30—Provisions

€million	2025	2024
Non-current	46	3
Current	64	128
Total	110	131

Movements in each class of provision during the financial year are set out below:

€million	Group tax provision	Restructuring provision	Warranty provision	Other provisions	Total
As at 1 January 2025	34	51	—	46	131
Provisions acquired through business combinations	26	9	25	14	74
Additional provisions recognized	4	56	7	—	67
Unused amounts reversed	(36)	(12)	—	(2)	(51)
Used during the year	(1)	(58)	(5)	(25)	(90)
Reclassifications	2	—	—	(19)	(17)
Impact of currency translation	(3)	(2)	—	(1)	(4)
As at 31 December 2025	26	44	27	13	110

Non-current	23	—	16	7	46
Current	3	44	11	6	64

€million	Group tax provision	Restructuring provision	Other provisions	Total
As at 1 January 2024	59	31	1	91
Additional provisions recognized	4	63	5	72
Unused amounts reversed	—	—	—	—
Used during the year	—	(41)	—	(41)
Reclassifications	(30)	(2)	40	8
Impact of currency translation	1	—	—	1
As at 31 December 2024	34	51	46	131

Non-current	2	—	1	3
Current	32	51	45	128

€million	Group tax provision	Restructuring provision	Other provisions	Total
As at 1 January 2023	58	14	2	74
Additional provisions recognized	7	27	—	34
Unused amounts reversed	—	—	(1)	(1)
Used during the year	—	(10)	—	(10)
Reclassifications	(3)	—	—	(3)
Impact of currency translation	(3)	—	—	(3)
As at 31 December 2023	59	31	1	91

Non-current	2	—	1	3
Current	57	31	—	88
Group tax provision
The Group tax provision mainly relates to disputed withholding tax (‘WHT’) obligations in India where tax authorities have sought to impose WHT on payments from Indian customers despite the existence of a tax treaty that SES believes does not permit this. New Skies Satellites B.V., a Dutch subsidiary of SES providing services in India, has consistently appealed against these decisions from the Indian tax authorities and the case was pending before the Indian Supreme Court. On 13 January 2026, the Indian Supreme Court issued a positive decision ending the litigation. Therefore, a total provision of EUR 29 mill
l
ion was released. The non-current portion of the group tax provision of EUR 23 million associated with related party cross border tax deductions is expected to be realized over the next five years.

Restructuring provision
Expenses of the year include an amount of EUR 41 million (2024: EUR 54 million) of staff-related restructuring expenses and EUR 3 million (2024: 9 million) of non-staff restructuring charges (Note 6).
The consolidated statement of financial position includes a provision of EUR 44 million (2024: EUR 51 million).
Warranty provision
The group provides warranties on parts and labor related to commercial aviation products. The warranty terms range from one to five years.
Other provisions
The movement mainly relate to the release of provision for interest of EUR 40 million following the Indian Supreme Court decision issued on 13 January 2026 as described above.